Income taxes (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of income tax [Abstract]
Disclosure of income tax [Table Text Block]

a.
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:
	For the Year Ended March 31,
	2026		2025		2024
Current taxes
Domestic	Rs.	9,599	Rs.	17,909	Rs.	13,874
Foreign		4,347		4,672		5,584
	Rs.	13,946	Rs.	22,581	Rs.	19,458
Deferred taxes
Domestic	Rs.	945	Rs.	(1,074)	Rs.	968
Foreign		(2,540)		(1,968)		(4,240)
	Rs.	(1,595)	Rs.	(3,042)	Rs.	(3,272)
Tax expense, net	Rs.	12,351	Rs.	19,539	Rs.	16,186

Current And Deferred Tax Relating To Items Charged Or Credited Directly To Other Comprehensive Income Loss Current and deferred tax relating to items charged or credited directly to equity [Table Text Block]
b.
Income tax expense/(benefit) recognized directly in other comprehensive (loss)/ income

Income tax expense/(benefit) recognized directly in other comprehensive (loss)/income consists of the following:

	For the Year Ended March 31,
	2026		2025		2024
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	-	Rs.	-
Tax effect on effective portion of change in fair value of cash flow hedges		(428)		58		(117)
Tax effect on foreign currency translation differences		-		-		-
Tax effect on actuarial gains/losses on defined benefit obligations		45		(24)		(4)
	Rs.	(383)	Rs.	34	Rs.	(121)

Reconciliation Between Enacted and Effective Tax Rates [Table Text Block]
The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2026, 2026 and 2025:

	For the Year Ended March 31,
	2026		2025		2024
Profit before income taxes	Rs.	54,817	Rs.	76,784	Rs.	71,870
Enacted tax rate in India		25.17%		25.17%		25.17%
Computed expected tax expense	Rs.	13,797	Rs.	19,327	Rs.	18,090
Effect of:
Differences between Indian and foreign tax rates	Rs.	(577)	Rs.	(241)	Rs.	(749)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		(267)		2		(817)
Expenses not deductible for tax purposes		921		860		612
Income exempt from income taxes		(199)		(483)		(39)
Foreign exchange differences		(424)		(124)		(89)
Reversal of deferred tax asset on Indexation of land		-		473		-
Income from sale of capital assets		(53)		(242)		(48)
Others		(847)		(33)		(774)
Income tax expense	Rs.	12,351	Rs.	19,539	Rs.	16,186
Effective tax rate		23%		25%		23%

Disclosure of Unrecognised Deferred Tax Assets and Liabilities [Table Text Block]
The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2026		2025
Deductible temporary differences, net	Rs.	328	Rs.	235
Operating tax loss carry-forward		1,457		1,587
	Rs.	1,785	Rs.	1,822

Disclosure of Tax Effects of Significant Temporary Differences That Resulted In Deferred Tax [Table Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,				As of March 31,
	2026				2025
Deferred tax assets/(liabilities):	Asset		Liability		Asset		Liability
Inventories	Rs.	6,674	Rs.	(44)	Rs.	4,650	Rs.	(24)
Trade and other receivables		9,637		-		8,390		-
Operating/other tax loss carry-forward		3,191		-		2,844		-
Other current assets and other current liabilities, net		912		(79)		733		(192)
Lease liabilities		3,518		-		1,205		-
Property, plant and equipment		-		(6,090)		-		(5,067)
Right of use asset		-		(3,117)		-		(1,102)
Other intangible assets		1,098		(9,173)		1,533		(8,583)
Others		1,564		(1,223)		878		(865)
Tax assets/(liabilities)		26,594		(19,726)		20,233		(15,833)
Set-off of taxes		(4,158)		4,158		(1,725)		1,725
Net tax assets/(liabilities)		22,436		(15,568)		18,508		(14,108)

Disclosure Of Movement in deferred tax assets and liabilities [Table Text Block]
	As of March 31, 2025		Recognized in income statement		Recognized in OCI		As of March 31, 2026
Deferred tax assets/(liabilities):
Inventories	Rs.	4,626	Rs.	2,004		-	Rs.	6,630
Trade and other receivables		8,390		1,247		-		9,637
Operating/other tax loss carry-forward		2,844		347		-		3,191
Other current assets and other current liabilities, net		541		292		-		833
Lease liabilities		1,205		2,313		-		3,518
Right of use asset		(1,102)		(2,015)		-		(3,117)
Property, plant and equipment		(5,067)		(1,023)		-		(6,090)
Other intangible assets		(7,050)		(1,025)		-		(8,075)
Others		13		(55)		383		341
Net deferred tax assets	Rs.	4,400	Rs.	2,085	Rs.	383	Rs.	6,868

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2024		Recognized in income statement		Recognized in OCI		Recognized on business combination	As of March 31, 2025
Deferred tax assets/(liabilities):
Inventories	Rs.	4,372	Rs.	254		-	-	Rs.	4,626
Trade and other receivables		5,815		2,575		-	-		8,390
Operating/other tax loss carry-forward		2,398		446		-	-		2,844
Other current assets and other current liabilities, net		645		(104)		-	-		541
Lease liabilities		854		351		-	-		1,205
Right of use asset		(750)		(352)		-	-		(1,102)
Property, plant and equipment		(3,621)		(1,446)		-	-		(5,067)
Other intangible assets		102		1,331		-	(8,483)		(7,050)
Others		50		(3)		(34)	-		13
Net deferred tax assets	Rs.	9,865	Rs.	3,052	Rs.	(34)	(8,483)	Rs.	4,400

The amounts recognized in the consolidated income statement for the years ended March 31, 2026 and 2025 include Rs.490 and Rs.10, respectively, which represent exchange differences arising due to foreign currency translations.